PRUCO LIFE INSURANCE COMPANY
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
PRUCO LIFE of NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

Supplement, dated July 1, 2014,
to Prospectuses dated April 28, 2014 and April 30, 2014

This supplement should be read in conjunction with your Annuity Prospectus and should be retained for future reference.  This supplement is intended to update certain information in the Annuity Prospectus you own and is not intended to be a prospectus or offer for any other Annuity that you do not own.  Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectuses and SAIs.

We are issuing this supplement to reflect changes to the Advanced Series Trust and ProFund VP Portfolios, and to describe certain other updates to your Annuity Prospectus.  Please check your Annuity Prospectus to determine which of the following changes affect the Annuity that you own.  If you would like another copy of the current Annuity Prospectus, please call us at 1-888-PRU-2888. Accordingly, we make the following changes to your Annuity Prospectus:

A.  The annual expenses for certain portfolios of the Advanced Series Trust Portfolios have been restated.  The table in the “Summary of Contract Fees and Charges” is revised as follows:

UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES (as a percentage of the average net assets of the underlying Portfolios)

UNDERLYING PORTFOLIO	Management Fees	Other Expenses	Distribution and/or Service Fees (12b-1 fees)	Dividend Expense on Short Sales	Broker Fees and Expenses on Short Sales	Acquired Portfolio Fees & Expenses	Total Annual Portfolio Operating Expenses	Contractual Fee Waiver or Expense Reimbursement	Net Annual Portfolio Operating Expenses
Advanced Series Trust
AST AQR Large-Cap Portfolio 1	0.72%	0.01%	0.10%	0.00%	0.00%	0.00%	0.83%	-0.24%	0.59%
AST Cohen & Steers Realty Portfolio2	0.98%	0.03%	0.10%	0.00%	0.00%	0.00%	1.11%	-0.07%	1.04%
AST FI Pyramis® Quantitative Portfolio 3	0.81%	0.02%	0.10%	0.00%	0.00%	0.00%	0.93%	-0.14%	0.79%
AST Goldman Sachs Mid-Cap Growth Portfolio 4	0.98%	0.03%	0.10%	0.00%	0.00%	0.00%	1.11%	-0.05%	1.06%
AST Herndon Large-Cap Value Portfolio5	0.83%	0.03%	0.10%	0.00%	0.00%	0.00%	0.96%	-0.15%	0.81%
AST Lord Abbett Core Fixed Income Portfolio 6	0.77%	0.02%	0.10%	0.00%	0.00%	0.00%	0.89%	-0.29%	0.60%
AST Neuberger Berman Core Bond Portfolio7	0.68%	0.04%	0.10%	0.00%	0.00%	0.00%	0.82%	-0.14%	0.68%
AST Western Asset Core Plus Bond Portfolio 8	0.67%	0.02%	0.10%	0.00%	0.00%	0.00%	0.79%	-0.20%	0.59%

1
AST AQR Large-Cap Portfolio: The Investment Managers have contractually agreed to waive 0.24% of their investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this waiver after June 30, 2015 will be subject to review by the Investment Managers and the Trust’s Board of Trustees.

2
AST Cohen & Steers Realty Portfolio: The Investment Managers have contractually agreed to waive 0.07% of their investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this waiver after June 30, 2015 will be subject to review by the Investment Managers and the Trust’s Board of Trustees.

3
AST FI Pyramis® Quantitative Portfolio: The Investment Managers have contractually agreed to waive 0.137% of their investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this waiver after June 30, 2015 will be subject to review by the Investment Managers and the Trust’s Board of Trustees.

4
AST Goldman Sachs Mid-Cap Growth Portfolio: The Investment Managers have contractually agreed to waive 0.053% of their investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this waiver after June 30, 2015 will be subject to review by the Investment Managers and the Trust’s Board of Trustees.

5
AST Herndon Large-Cap Value Portfolio: The Investment Managers have contractually agreed to waive 0.15% of their investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this waiver after June 30, 2015 will be subject to review by the Investment Managers and the Trust’s Board of Trustees.

6
AST Lord Abbett Core Fixed Income Portfolio: The Investment Managers have contractually agreed to waive 0.16% of their investment management fees through June 30, 2015. In addition, the Investment Managers have contractually agreed through June 30, 2015 to waive a portion of their investment management fee, as follows: 0.10% on the first $500 million of average daily net assets; 0.125% of the Portfolio’s average daily net assets between $500 million and $1 billion; and 0.15% of the Portfolio’s average daily net assets in excess of $1 billion. Each contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, and may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue each waiver after June 30, 2015 will be subject to review by the Investment Managers and the Trust’s Board of Trustees.

7
AST Neuberger Berman Core Bond Portfolio: The Investment Managers have contractually agreed to waive 0.14% of their investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this waiver after June 30, 2015 will be subject to review by the Investment Managers and the Trust’s Board of Trustees.

8
AST Western Asset Core Plus Bond Portfolio: The Investment Managers have contractually agreed to waive 0.20% of their investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this waiver after June 30, 2015 will be subject to review by the Investment Managers and the Trust’s Board of Trustees.

B.  If you purchased a Prudential Premier® Advisor Variable Annuity issued by Pruco Life Insurance Company offering version 2.0, 2.1 or 3.0 of the Highest Daily Lifetime® Income Optional Living Benefit, the prospectus dated April 28, 2014 (applicable to versions 2.1 and 3.0) or April 30, 2014 (applicable to version 2.0) is amended to include the following footnote applicable to all ProFund portfolios listed in the “Underlying Mutual Fund Portfolio Annual Expenses” table.

ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% through April 30, 2015. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

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